Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2017 to March 22, 2017, subscriptions of $5,859,423 were made to the Trust and redemptions of $5,820,495 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 22, 2017, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.